Segment analysis	12 Months Ended
Dec. 31, 2020
Segment analysis
Segment analysis

3. Segment analysis

The Group’s operating and reportable segments, which are set out below, reflect the basis on which the Group’s performance is reviewed by management and regularly presented to the Board, which has been identified as the Chief Operating Decision Maker (“CODM”) for the Group.

•	Metal Beverage Packaging Europe
•	Metal Beverage Packaging Americas
•	Glass Packaging Europe
•	Glass Packaging North America.

Performance of the business is assessed based on Adjusted EBITDA. Adjusted EBITDA is the profit or loss for the period before income tax charge or credit, net finance expense, depreciation and amortization, exceptional operating items and share of profit or loss in equity accounted joint venture. Other items are not allocated to segments, as these are reviewed by the CODM on a group-wide basis. Segmental revenues are derived from sales to external customers. Inter-segment revenue and revenue with joint ventures are not material.

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Profit/(loss) from continuing operations	13	(284)	(292)
Income tax charge (Note 6)	10	44	18
Net finance expense (Note 5)	338	659	479
Depreciation and amortization (Notes 9, 10)	688	652	599
Exceptional operating items (Note 4)	58	53	311
Share of post-tax loss in equity accounted joint venture (Note 12)	48	49	—
Adjusted EBITDA	1,155	1,173	1,115

Segment results for the year ended December 31, 2020 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	1,599	1,852	1,640	1,640	6,731
Adjusted EBITDA	249	296	369	241	1,155
Capital expenditure	101	167	145	130	543
Segment assets (excluding Investment in material joint venture)	2,403	1,808	2,802	2,249	9,262

Segment results for the year ended December 31, 2019 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	1,556	1,816	1,613	1,675	6,660
Adjusted EBITDA	253	250	391	279	1,173
Capital expenditure	95	110	163	137	505
Segment assets (excluding Investment in material joint venture)	2,360	1,725	1,977	2,241	8,303

Segment results for the year ended December 31, 2018 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	1,616	1,742	1,623	1,695	6,676
Adjusted EBITDA	270	230	358	257	1,115
Capital expenditure	103	79	151	134	467
Segment assets	2,274	1,549	1,916	2,197	7,936

No customer accounted for greater than 10% of total revenue of the Group in 2020 (2019:  one; 2018: none).

Capital expenditure is the sum of purchases of property, plant and equipment and software and other intangibles, net of proceeds from disposal of property, plant and equipment, as per the consolidated statement of cash flows.

Segment assets consist of intangible assets, property, plant and equipment, derivative financial instrument assets, deferred tax assets, other non‑current assets, inventories, contract assets, trade and other receivables and cash and cash equivalents. The accounting policies of the segments are the same as those in the consolidated financial statements of the Group as set out in Note 2. Segment assets at December 31, 2020, in Glass Packaging Europe, include the Group’s increased cash and cash equivalents holdings. Please refer to Note 17 for more details

Total revenue from the Group in countries which account for more than 10% of total revenue, in the current or prior years presented, are as follows:

	Year ended December 31,
	2020	2019	2018
Revenue	$'m	$'m	$'m
U.S.	3,011	2,974	2,911
United Kingdom	782	736	778

The revenue above is attributed to countries on a destination basis.

Non-current assets, excluding derivative financial instruments, taxes, pensions, investment in material joint venture and goodwill arising on acquisitions in countries which account for more than 10% of non-current assets are the U.S. 41% (2019: 40%), Germany 14% (2019: 13%) and the United Kingdom 12% (2019: 12%).

The Company is domiciled in Luxembourg. During the year the Group had revenues of $2 million (2019:  $2 million, 2018:  $2 million) with customers in Luxembourg. Non‑current assets located in Luxembourg were $nil (2019:  $nil).

Within each reportable segment our respective packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics, as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and therefore additional disclosures relating to product lines is not necessary.

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2020:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,581	3	15	1,599
Metal Beverage Packaging Americas	1	1,499	352	1,852
Glass Packaging Europe	1,568	12	60	1,640
Glass Packaging North America	2	1,637	1	1,640
Group	3,152	3,151	428	6,731

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2019:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,541	5	10	1,556
Metal Beverage Packaging Americas	2	1,419	395	1,816
Glass Packaging Europe	1,554	7	52	1,613
Glass Packaging North America	–	1,674	1	1,675
Group	3,097	3,105	458	6,660

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2018:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,601	2	13	1,616
Metal Beverage Packaging Americas	1	1,339	402	1,742
Glass Packaging Europe	1,572	9	42	1,623
Glass Packaging North America	–	1,687	8	1,695
Group	3,174	3,037	465	6,676

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Over time	2,610	2,543	2,557
Point in time	4,121	4,117	4,119
Group	6,731	6,660	6,676